Related party transactions_Compensation for key management (Details) - KRW (₩)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Short term benefits	₩ 6,023,000,000	₩ 6,524,000,000
Severance payments	280,000,000	280,000,000
Total	6,303,000,000	₩ 6,804,000,000
Outstanding receivables from transaction with key management	2,155,000,000
Outstanding payables from transaction with key management	6,946,000,000
Loss allowance related to outstanding balances of transactions with key mangement personnel	0
Impairment loss reversal of impairment loss recognised related to outstanding balances of transactions with key mangement personnel	₩ 0
Description of nature of key management personnel	Key management includes registered executives and non-registered executives.	Key management includes registered executives and non-registered executives.